Assets pledged and collateral	6 Months Ended
Jun. 30, 2016
Assets pledged and collateral
30 Assets pledged and collateral
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2Q16	4Q15
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	117,809	137,330
of which encumbered	80,600	91,278
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2Q16	4Q15
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	386,480	422,269
of which sold or repledged	184,537	186,132